INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2011
INVESTMENT SECURITIES
INVESTMENT SECURITIES

NOTE 2 — INVESTMENT SECURITIES

The following tables summarize the aggregate amortized cost and estimated fair value of investment securities as of December 31:

	2011
	Amortized	Gross Unrealized		Estimated
(dollars in thousands)	Cost	Gains	Losses	Fair Value
Available-For-Sale Securities
U.S. government agencies	$128,231	$1,428	$20	$129,639
Residential mortgage-backed securities and collateralized mortgage obligations	120,578	3,875	34	124,419
State and political subdivisions	10,869	466	5	11,330
Total available-for-sale	259,678	5,769	59	265,388
Held-To-Maturity Securities
State and political subdivisions	34,662	1,576	—	36,238
Total held-to-maturity	34,662	1,576	—	36,238
Total investment securities	$294,340	$7,345	$59	$301,626

	2010
	Amortized	Gross Unrealized		Estimated
(dollars in thousands)	Cost	Gains	Losses	Fair Value
Available-For-Sale Securities
U.S. government agencies	$85,474	$612	$311	$85,775
Residential mortgage-backed securities and collateralized mortgage obligations	84,510	2,718	797	86,431
State and political subdivisions	8,504	323	62	8,765
Total available-for-sale	178,488	3,653	1,170	180,971
Held-To-Maturity Securities
State and political subdivisions	38,367	730	235	38,862
Total held-to-maturity	38,367	730	235	38,862
Total investment securities	$216,855	$4,383	$1,405	$219,833

The following tables show the gross unrealized losses and fair value of investments with unrealized losses that are not deemed to be other-than-temporarily impaired as of December 31:

	2011
	Less Than 12 Months		12 Months or Greater		Total
(dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-For-Sale Securities
U.S. government agencies	$8,005	$20	$—	$—	$8,005	$20
Residential mortgage-backed securities and collateralized mortgage obligations	7,815	34	—	—	7,815	34
State and political subdivisions	374	5	—	—	374	5
Total available-for-sale	16,194	59	—	—	16,194	59
Held-To-Maturity Securities
State and political subdivisions	—	—	—	—	—	—
Total held-to-maturity	—	—	—	—	—	—
Total investment securities	$16,194	$59	$—	$—	$16,194	$59

	2010
	Less Than 12 Months		12 Months or Greater		Total
(dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-For-Sale Securities
U.S. government agencies	$35,373	$311	$—	$—	$35,373	$311
Residential mortgage-backed securities and collateralized mortgage obligations	24,599	797	—	—	24,599	797
State and political subdivisions	1,128	62	—	—	1,128	62
Total available-for-sale	61,100	1,170	—	—	61,100	1,170
Held-To-Maturity Securities
State and political subdivisions	12,076	235	—	—	12,076	235
Total held-to-maturity	12,076	235	—	—	12,076	235
Total investment securities	$73,176	$1,405	$—	$—	$73,176	$1,405

At December 31, 2011, Bancorp held no security in the available-for-sale portfolio and no security in the held-to-maturity portfolio that had an unrealized loss for more than one year. Bancorp does not intend to sell securities that are identified as temporarily impaired nor does available evidence suggest it is more likely than not that management will be required to sell any impaired securities. The unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased. Management believes the nature of the securities in the investment portfolio present a high probability of collecting all contractual amounts due. Based on the evaluation, management has determined that no investment security in Bancorp’s investment portfolio is other-than-temporarily impaired.

Available for sale investment securities with a carrying value of $116.9 million and $96.0 million, as of December 31, 2011 and 2010, respectively, were pledged as collateral for public fund deposits, securities sold under agreements to repurchase, Treasury Tax and Loan payments, and Federal Reserve Bank discount window borrowings. Gross realized gains through the sale of available-for-sale securities were $1,000, $0, and $0 for 2011, 2010, and 2009, respectively.  Bancorp had no realized losses through the sale of available-for-sale securities for 2011, 2010, and 2009.  Sales of securities were $2.9 million, $0, and $0 for 2011, 2010, and 2009, respectively.

The amortized cost and estimated fair value of investment securities at December 31, 2011, by contractual maturity, are shown below.  Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	2011
	Available-For-Sale		Held-To-Maturity
	Amortized	Estimated	Amortized	Estimated
(dollars in thousands)	Cost	Fair Value	Cost	Fair Value

U.S. government agencies
1 year	$26,018	$26,181	$—	$—
2-5 years	83,796	84,984	—	—
6-10 years	9,149	9,154	—	—
Over 10 years	9,268	9,320	—	—

Residential mortgage-backed securities and collateralized mortgage obligations
1 year	—	—	—	—
2-5 years	—	—	—	—
6-10 years	38,251	40,458	—	—
Over 10 years	82,327	83,961	—	—

State and political subdivisions
1 year	1,233	1,262	6,101	6,130
2-5 years	5,179	5,438	9,977	10,344
6-10 years	2,302	2,426	13,607	14,239
Over 10 years	2,155	2,204	4,977	5,525
Total investment securities	$259,678	$265,388	$34,662	$36,238